Employee and Retiree Benefits (Expected Future Benefit Payments) (Details) $ in Thousands	Aug. 27, 2016 USD ($)
Compensation and Retirement Disclosure [Abstract]
2017	$ 416
2018	283
2019	381
2020	455
2021	489
2022-2026	2,484
Total	$ 4,508